SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	[1]				$ 16
Customer order backlog
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset		15 years
Assets [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption				$ 25
Liabilities [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption				9
Equity [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption			$ 0	$ 16
Assets and liabilities [member] | Bottom of range
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption			400
Assets and liabilities [member] | Top of range
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption			$ 600
Australian regulated terminal operation
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset		82 years
Chilean toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset		15 years
Indian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset		15 years
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset		24 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		75 years
Transmission stations, towers and related fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		40 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		50 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		40 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		65 years
Track | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		40 years
District energy systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		50 years
Gas storage assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		50 years

[1]	Refer to Note 3 Significant Accounting Policies.